Wahed Dow Jones Islamic World ETF
Schedule of Investments
February 28, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.7% (b)
Aerospace and Defense - 0.7%
Safran SA	1,832	$260,263

Apparel and Textile Products - 3.1%
adidas AG	934	140,315
Compagnie Financière Richemont SA	2,797	423,019
Hermès International	180	327,472
Kering SA	372	218,951
		1,109,757
Automotive - 1.5%
BYD Co. Ltd. - Class H	4,915	132,244
Denso Corp.	2,694	143,170
Ferrari NV	691	179,757
NIO, Inc. - ADR (a)	7,643	71,768
		526,939
Biotechnology and Pharmaceuticals - 17.2%
Astellas Pharma, Inc.	9,889	139,317
AstraZeneca PLC	5,581	735,125
CSL Ltd.	2,612	521,903
Daiichi Sankyo Co. Ltd.	10,546	331,597
Genmab A/S (a)	343	129,419
GSK PLC	21,237	366,480
Novartis AG	12,785	1,081,456
Novo Nordisk A/S - Class B	8,488	1,204,865
Roche Holding AG - Non-Voting Share	3,694	1,071,250
Roche Holding AG - Voting Share	134	41,633
Sanofi	6,087	573,809
		6,196,854
Chemicals - 3.0%
Air Liquide SA	2,756	440,048
Givaudan SA	36	109,124
Koninklijke DSM NV	917	113,488
LG Chem Ltd.	233	119,736
Shin-Etsu Chemical Co. Ltd.	2,273	319,553
		1,101,949
Commercial Support Services - 2.7%
Compass Group PLC	22,870	531,603
Recruit Holdings Co. Ltd.	9,203	250,251
Waste Connections, Inc.	1,380	185,210
		967,064
Construction Materials - 0.6%
Sika AG	775	218,216

E-Commerce Discretionary - 3.7%
JD.com, Inc. - ADR	24,701	1,097,712
PDD Holdings, Inc. - ADR (a)	2,760	242,135
		1,339,847
Electrical Equipment - 3.3%
ABB, Ltd.	9,093	303,472
Assa Abloy AB - Class B	5,217	127,616
Daikin Industries Ltd.	1,554	266,330
Schneider Electric SE	3,013	486,068
		1,183,486
Food - 2.8%
Nestle SA	8,764	991,929

Health Care Facilities and Services - 1.0%
Lonza Group AG	374	223,782
Wuxi Biologics Cayman, Inc. (a)(c)	19,095	133,065
		356,847
Household Products - 6.1%
Kao Corp.	17,996	672,464
L'Oréal SA	1,353	538,215
Reckitt Benckiser Group PLC	3,939	274,776
Unilever PLC	14,173	709,680
		2,195,135
Industrial Support Services - 0.4%
Ashtead Group PLC	2,450	163,432

Internet, Media and Services - 6.7%
Meituan - Class B (a)(c)	25,146	435,993
NAVER Corp.	1,680	264,712
Prosus NV	6,237	449,247
Tencent Holdings Ltd.	28,848	1,262,778
		2,412,730
Machinery - 3.2%
Atlas Copco AB - Class A	13,557	162,082
Atlas Copco AB - Class B	8,338	88,444
FANUC Corp.	997	169,588
Keyence Corp.	1,083	468,215
SMC Corp.	305	154,722
Techtronic Industries Co. Ltd.	10,037	99,801
		1,142,852
Medical Equipment and Devices - 2.4%
Alcon, Inc.	2,709	185,446
EssilorLuxottica SA	1,606	280,000
Hoya Corp.	1,904	188,282
Olympus Corp.	6,934	116,776
Terumo Corp.	4,115	110,597
		881,101
Metals and Mining - 6.7%
Anglo American PLC	6,957	242,948
Barrick Gold Corp.	9,044	146,476
BHP Group Ltd.	27,082	825,476
Franco-Nevada Corp.	1,044	133,559
Rio Tinto Ltd.	2,794	219,935
Rio Tinto PLC	7,813	540,289
Vale SA - ADR	19,483	318,352
		2,427,035
Oil and Gas Producers - 0.9%
Canadian Natural Resources Ltd.	5,834	330,427
Lukoil PJSC - ADR (a)(d)(e)	3,928	–
Lukoil PJSC - GDR (a)(d)(e)	224	–
		330,427
Renewable Energy - 0.4%
Vestas Wind Systems A/S	5,484	156,753

Retail - Discretionary - 1.6%
Fast Retailing Co. Ltd.	984	194,322
Industria de Diseño Textil SA	5,697	175,752
Wesfarmers Ltd.	6,200	201,690
		571,764
Semiconductors - 14.7%
ASML Holding NV	2,178	1,348,907
Infineon Technologies AG	23,985	852,492
SK Hynix, Inc.	2,938	198,494
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	29,817	2,596,166
Tokyo Electron Ltd.	856	293,534
		5,289,593
Software - 5.6%
Constellation Software, Inc.	100	172,328
Dassault Systemes SE	3,688	143,069
Lumine Group, Inc. (a)(d)(e)	300	–
SAP SE	5,772	657,908
Shopify, Inc. - Class A (a)	25,248	1,041,854
		2,015,159
Technology Hardware - 5.5%
Murata Manufacturing Co. Ltd.	3,437	184,699
Nidec Corp.	2,890	146,309
Samsung Electronics Co. Ltd.	27,874	1,276,527
Samsung SDI Co. Ltd.	295	155,163
Telefonaktiebolaget LM Ericsson - Class B	16,565	92,287
Xiaomi Corp. - Class B (a)(c)	79,354	119,898
		1,974,883
Technology Services - 3.3%
Adyen NV (a)(c)	164	233,960
Amadeus IT Group SA (a)	2,173	136,886
Capgemini SE	809	152,586
Experian PLC	5,200	176,586
RELX PLC	10,710	324,542
Wolters Kluwer NV	1,388	161,108
		1,185,668
Transportation and Logistics - 2.6%
Canadian National Railway Co.	3,207	366,080
Canadian Pacific Railway Ltd.	4,988	379,674
DSV A/S	1,019	185,999
		931,753
TOTAL COMMON STOCKS (Cost $40,415,059)		35,931,436

TOTAL INVESTMENTS (Cost $40,415,059) — 99.7%		35,931,436
Other assets and liabilities, net — 0.3%		102,275
NET ASSETS — 100.0%		$36,033,711

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Value determined based on estimated fair value. The value of this security totals $-, which represents 0.00% of total net assets. Classified as Level 3 in the fair value hierarchy.
(e)	Security has been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $-, which represents 0.0% of total net assets.

	COUNTRY	Percentage of Net Assets
	Switzerland	12.9%
	Japan	11.5%
	United Kingdom	11.3%
	France	9.5%
	Cayman Islands	9.3%
	Canada	7.6%
	Taiwan	7.2%
	Netherlands	6.9%
	Republic of Korea	5.6%
	Australia	4.9%
	Denmark	4.6%
	Germany	4.6%
	Sweden	1.3%
	Brazil	0.9%
	Spain	0.9%
	China	0.4%
	Hong Kong	0.3%
	Russian Federation	0.0%
	Total Country	99.7%
	TOTAL INVESTMENTS	99.7%
	Other assets and liabilities, net	0.3%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of February 28, 2023:

	Level 1	Level 2	Level 3		Total
Investments - Assets:
Common Stocks*	$35,931,436	$-	$-	^	$35,931,436
Total Investments - Assets	$35,931,436	$-	$-		$35,931,436

* See the Schedule of Investments for industry classifications.
^ The Fund held Level 3 securities at the end of the period valued at $-. The securities classified as Level 3 are deemed immaterial.